UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

  /s/  Randall Abramson     Toronto, Ontario, Canada     October 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $60,640 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     7319   201350 SH       DEFINED                     0   201350        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     2775   236800 SH       DEFINED                     0   236800        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     1213   836800 SH  CALL DEFINED                     0   836800        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      526     7400 SH       DEFINED                     0     7400        0
BEST BUY INC                   COM              086516101      565    24250 SH       DEFINED                     0    24250        0
CANADIAN NAT RES LTD           COM              136385101      428    14568 SH       DEFINED                     0    14568        0
CENTRAL GOLDTRUST              TR UNIT          153546106      415     6550 SH       DEFINED                     0     6550        0
CISCO SYS INC                  COM              17275R102      485    31260 SH       DEFINED                     0    31260        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6     1284  1362700 PRN      DEFINED                     0  1362700        0
DELL INC                       COM              24702R101    19515  1380100 SH       DEFINED                     0  1380100        0
DELL INC                       COM              24702R101       40   104000 SH  CALL DEFINED                     0   104000        0
GENERAL MTRS CO                COM              37045V100     1700    84255 SH       DEFINED                     0    84255        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118      891    76539 SH       DEFINED                     0    76539        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126      607    76539 SH       DEFINED                     0    76539        0
HEWLETT PACKARD CO             COM              428236103     6201   276210 SH       DEFINED                     0   276210        0
HEWLETT PACKARD CO             COM              428236103        1    28600 SH  CALL DEFINED                     0    28600        0
INTEL CORP                     COM              458140100      294    13800 SH       DEFINED                     0    13800        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      338     1930 SH       DEFINED                     0     1930        0
JOHNSON & JOHNSON              COM              478160104      156    19700 SH  CALL DEFINED                     0    19700        0
JOHNSON & JOHNSON              COM              478160104      778    12210 SH       DEFINED                     0    12210        0
KIMBERLY CLARK CORP            COM              494368103     1238    17440 SH       DEFINED                     0    17440        0
LIBERTY MEDIA CORP             DEB 3.750% 2/1   530715AL5       12    22000 PRN      DEFINED                     0    22000        0
LOWES COS INC                  COM              548661107      557    28800 SH       DEFINED                     0    28800        0
MICROSOFT CORP                 COM              594918104     5304   213090 SH       DEFINED                     0   213090        0
MICROSOFT CORP                 COM              594918104      702   489700 SH  CALL DEFINED                     0   489700        0
NEW GOLD INC CDA               COM              644535106     1127   109220 SH       DEFINED                     0   109220        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204      499    93187 SH       DEFINED                     0    93187        0
ORACLE CORP                    COM              68389X105      572    19900 SH       DEFINED                     0    19900        0
PFIZER INC                     COM              717081103      373    21100 SH       DEFINED                     0    21100        0
POTASH CORP SASK INC           COM              73755L107      556    12810 SH       DEFINED                     0    12810        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      271    27400 SH  PUT  DEFINED                     0    27400        0
STUDENT TRANSN INC             COM              86388A108     1914   337711 SH       DEFINED                     0   337711        0
SUNCOR ENERGY INC NEW          COM              867224107      572    22410 SH       DEFINED                     0    22410        0
TALBOTS INC                    COM              874161102      378   139900 SH       DEFINED                     0   139900        0
TRANSCANADA CORP               COM              89353D107      541    13320 SH       DEFINED                     0    13320        0
WAL MART STORES INC            COM              931142103      493     9490 SH       DEFINED                     0     9490        0